Supplement dated October 1, 2007

To the Prospectus of Matthews Asian Funds

Dated April 30, 2007

Effective October 1, 2007.

The following supplements the Portfolio Managers section on pages 42 and 46, and the Management of the Funds – Portfolio Managers section on pages 52 through 54 with respect to the Matthews Japan and Matthews Korea Fund:

The Lead Manager for the Matthews Japan Fund is Taizo Ishida.

The Lead Managers for the Matthews Korea Fund are Mark W. Headley and J. Michael Oh

Matthews Asian Funds are distributed by PFPC Distributors, Inc.

Supplement dated October 1, 2007

To Statement of Additional Information

of Matthews Asian Funds

Dated April 30, 2007

Effective October 1, 2007.

The following supplements the Portfolio Managers section on pages 42-45 of the Statement of Additional Information with respect to the Lead Portfolio Managers of the Matthews Japan and the Matthews Korea Funds:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
G. Paul Matthews Lead Portfolio Manager of the Matthews Asian Growth and Income Fund	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	1	$523,571,062	0	0

	Other Accounts	0	0	0	0

Mark W. Headley Lead Portfolio Manager of the Matthews Asia Pacific, Pacific Tiger and Korea Funds; Co-Portfolio Manager of the Matthews Asian Technology and China Funds.	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	1	$19,296,680	0	0

	Other Accounts	3	$530,038,799	0	0

J. Michael Oh [1] Lead Portfolio Manager of the Matthews Asian Technology and Matthews Korea Funds.	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	0	0	0	0

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance

	Other Accounts	0	0	0	0

Taizo Ishida[2,3] Lead Portfolio Manager of the Matthews Japan and Asia Pacific Funds	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	2	$18,708,876	0	0

	Other Accounts	0	0	0	0

1 Mr. Oh was named Lead Manager of the Matthews Korea Fund in September 2007.

2 Mr. Ishida was named Lead Portfolio Manager of the Matthews Japan Fund in April 2007.

3 Mr. Ishida was named Lead Portfolio Manager of the Matthews Asia Pacific Fund in August 2007.